LVIP SSGA Bond Index Fund
LVIP SSGA Bond Index Fund<br/>(Standard and Service Class)<br/><br/>Summary
Investment Objective
The investment objective of the LVIP SSGA Bond Index Fund (the “Fund”) is to seek to match as closely as practicable, before fees and expenses, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index*.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses<br/>(Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LVIP SSGA Bond Index Fund		Standard Class	Service Class
Management Fee		0.40%	0.40%
Distribution and/or Service (12b-1) fees		none	0.25%
Other Expenses		0.08%	0.08%
Total Annual Fund Operating Expenses		0.48%	0.73%
Less Fee Waiver	[1]	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses	[2]	0.35%	0.60%
[1]	Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.08% of the first $500 million of the Fund's average daily net assets; 0.122% on the next $1.5 billion of the Fund's average daily net assets and 0.152% of the Fund’s average daily net assets in excess of $2 billion. The agreement will continue through at least April 30, 2020 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
[2]	(After Fee Waiver)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example - LVIP SSGA Bond Index Fund - USD ($)	1 year	3 years	5 years	10 years
Standard Class	35	140	255	591
Service Class	61	220	393	894

Expense Example, No Redemption - LVIP SSGA Bond Index Fund - USD ($)	1 year	3 years	5 years	10 years
Standard Class	35	140	255	591
Service Class	61	220	393	894

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its objectives by investing in a well-diversified portfolio that is representative of the domestic investment grade bond market. These investments include U.S. Treasury, agency, corporate bonds, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Overall sector and quality weightings are also closely replicated to the Bloomberg Barclays U.S. Aggregate Bond Index*, with individual security selection based upon criteria generated by the sub-adviser's credit and research group, security availability, and the sub-adviser's analysis of the impact on the portfolio's weightings. The Fund, under normal circumstances, invests at least 90% of its assets in bond securities that are held in the Index. In pursuing its objective, and its investment methodology, the Fund may engage in active portfolio trading.

The Fund may at times purchase or sell futures contracts on fixed-income securities, interest rates, and fixed-income securities indices in lieu of investing directly in fixed-income securities. The Fund might do so, for example, in order to adjust the interest-rate sensitivity of the Fund to bring it more closely in line with that of the Bloomberg Barclays U.S. Aggregate Bond Index*. It might also do so to increase its investment exposure pending investment of cash in the bonds comprising the Index or to reduce its investment exposure in situations where it intends to sell a portion of the securities in its portfolio but the sale has not yet been completed.

* Bloomberg Barclays U.S. Aggregate Bond Index is a trademark of Bloomberg Barclays Bank PLC and has been licensed for use in connection with the management of the Fund. The Fund is not sponsored by, endorsed, sold or promoted by Bloomberg Barclays Bank and Bloomberg Barclays Bank makes no representation regarding the advisability of investing in the Fund.
Principal Risks
All mutual funds carry risk.  Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Tracking Error Risk. The Fund's performance may deviate substantially from the performance of the Index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund's investments and the Index's components, and other factors. While attempting to replicate the Index return, the Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index.
  Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
  Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
  Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
  Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
  U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
  Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). High portfolio turnover generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.
  Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk. In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the third quarter of 2011 at: 3.73%.

The Fund’s lowest return for a quarter occurred in the fourth quarter of 2016 at: (3.11%).
Average Annual Total Returns<br/> For periods ended 12/31/18
Average Annual Total Returns - LVIP SSGA Bond Index Fund	1 year	5 years	10 years
Standard Class	(0.32%)	2.21%	2.99%
Service Class	(0.58%)	1.95%	2.73%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	0.01%	2.52%	3.48%